Assets Pledged as Collateral - Schedule of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instrument Owned And Pledged As Collateral [Line Items]
Borrowing Securities And Securities Held As Collateral That Group Provides As Collateral For Liabilities Or Contingent Liabilities	₩ 10,485,363	₩ 8,027,229
Due from financial institutions | KEB Hana Bank and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 839,641	₩ 651,988
Reasons of pledge	Performance guarantee for loan transactions	Performance guarantee for loan transactions
Financial assets at fair value through profit or loss
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 20,472,930	₩ 15,918,775
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,227,877	₩ 4,366,425
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 11,148,996	₩ 9,908,291
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 3,314,236
Reasons of pledge	Borrowings from the Bank of Korea
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,644,059
Reasons of pledge		Derivatives transactions
Financial assets at fair value through profit or loss | Korea Exchange and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,775,290
Reasons of pledge	Derivatives transactions
Financial assets at fair value through profit or loss | Others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 6,531
Reasons of pledge	Others
Financial assets at fair value through other comprehensive income
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 14,734,087	₩ 12,975,117
Financial assets at fair value through other comprehensive income | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 4,058,186
Reasons of pledge		Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,310,743	₩ 2,510,368
Reasons of pledge	Repurchase agreements	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,041,764
Reasons of pledge	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,045,260	₩ 2,237,952
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 975,999	₩ 994,678
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 2,511,706
Reasons of pledge		Derivatives transactions
Financial assets at fair value through other comprehensive income | Others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 586,089	₩ 662,227
Reasons of pledge	Others	Others
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,774,232
Reasons of pledge	Derivatives transactions
Securities measured at amortized cost
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,354,763	₩ 13,345,123
Securities measured at amortized cost | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,140,066	₩ 1,031,256
Reasons of pledge	Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,440,585	₩ 2,802,901
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 7,625,707	₩ 7,627,587
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 488,326	₩ 1,065,109
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 660,079	₩ 818,270
Reasons of pledge	Others	Others
Loans | Others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,250,820	₩ 14,572,142
Reasons of pledge	Covered bond and others	Covered bond and others
Real estate
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 61,661,819	₩ 58,686,491
Real estate | Shinhan Banks and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,009,578
Reasons of pledge	Borrowings from bank and others
Real estate | Hanwha Life Insurance Co., Ltd. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,223,346
Reasons of pledge		Borrowings from bank and others